Financial Instruments (Hierarchical Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	$ 31,980	$ 29,940
Funded landfill post-closure costs, Fair Value	10,690	9,885
Fair value of commodity swaps designated as cash flow hedges - assets	0	913
Fair value of commodity swaps - assets	2,819	1,151
Fair value of interest rate swaps designated as cash flow hedges - assets	0	0
Fair value of interest rate swaps - assets	19,199	0
Fair value of wood waste suppy agreement - assets	0	0
Fair value of foreign currency exchange agreements - assets	0	0
Fair value of commodity swaps designated as cash flow hedges - liabilities	0	0
Fair value of commodity swaps - liabilities	0	0
Fair value of interest rate swaps designated as cash flow hedges - liabilities	0	0
Fair value of interest rate swaps - liabilities	(19,733)	(3,754)
Fair value of wood waste supply agreement - liabilities	(806)	0
Fair value of foreign currency exchange agreements - liabilities	0	(80)
Fair Value, Inputs, Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	31,980	29,940
Funded landfill post-closure costs, Fair Value	10,690	9,885
Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of interest rate swaps designated as cash flow hedges - assets	0	0
Fair value of interest rate swaps - assets	19,199	0
Fair value of foreign currency exchange agreements - assets	0	0
Fair value of interest rate swaps designated as cash flow hedges - liabilities	0	0
Fair value of interest rate swaps - liabilities	(19,733)	(3,754)
Fair value of foreign currency exchange agreements - liabilities	0	(80)
Fair Value, Inputs, Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of commodity swaps designated as cash flow hedges - assets	0	913
Fair value of commodity swaps - assets	2,819	1,151
Fair value of wood waste suppy agreement - assets	0	0
Fair value of commodity swaps designated as cash flow hedges - liabilities	0	0
Fair value of commodity swaps - liabilities	0	0
Fair value of wood waste supply agreement - liabilities	$ (806)	$ 0